united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments
Conservative Growth Portfolio Variable Series (Unaudited)
As of March 31, 2015

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.5%
74,287	Timothy Plan Aggressive Growth Fund	$ 678,988
320,873	Timothy Plan Defensive Strategies Fund	3,638,698
114,669	Timothy Plan Emerging Markets Fund	911,622
828,768	Timothy Plan Fixed Income Fund	8,743,500
272,316	Timothy Plan Growth & Income Fund *	3,028,150
278,154	Timothy Plan High Yield Bond Fund	2,570,140
332,373	Timothy Plan International Fund *	3,011,296
102,046	Timothy Plan Israel Common Values Fund *	1,227,615
294,091	Timothy Plan Large/Mid Cap Growth Fund	2,476,245
121,258	Timothy Plan Large/Mid Cap Value Fund	2,346,349
86,533	Timothy Plan Small Cap Value Fund	1,597,395

	TOTAL MUTUAL FUNDS (Cost $29,033,151)	30,229,998

	MONEY MARKET FUND - 0.6%
194,720	Fidelity Institutional Money Market Portfolio - Institutional Class,
	0.05% (Cost $194,720)(B)	194,720

	TOTAL INVESTMENTS (Cost $29,227,871)(C) - 100.1%	$ 30,424,718
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(52,000)
	TOTAL NET ASSETS - 100.0%	$ 30,372,718

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,431,473 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,603,685
	Unrealized depreciation:	(610,440)
	Net unrealized appreciation:	$ 993,245

Timothy Plan Conservative Growth Portfolio Variable Series
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Portfolio's investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 30,229,998	$ -	$ -	$ 30,229,998
Money Market Fund	194,720	-	-	194,720
Total	$ 30,424,718	$ -	$ -	$ 30,424,718

There were no significant transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Schedule of Investments
Strategic Growth Portfolio Variable Series (Unaudited)
As of March 31, 2015

Shares		Fair Value

	MUTUAL FUNDS (A) - 96.9%
188,748	Timothy Plan Aggressive Growth Fund	$ 1,725,162
331,899	Timothy Plan Defensive Strategies Fund	3,763,742
237,118	Timothy Plan Emerging Markets Fund	1,885,088
282,460	Timothy Plan Growth & Income Fund *	3,140,953
418,346	Timothy Plan High Yield Bond Fund	3,865,515
509,540	Timothy Plan International Fund *	4,616,433
131,287	Timothy Plan Israel Common Values Fund *	1,579,384
481,350	Timothy Plan Large/Mid Cap Growth Fund	4,052,964
203,433	Timothy Plan Large/Mid Cap Value Fund	3,936,421
102,675	Timothy Plan Small Cap Value Fund	1,895,379

	TOTAL MUTUAL FUNDS (Cost $29,074,371)	30,461,041

	MONEY MARKET FUND - 3.2%
1,013,731	Fidelity Institutional Money Market Portfolio - Institutional Class,
	0.05% (Cost $1,013,731)(B)	1,013,731

	TOTAL INVESTMENTS (Cost $30,088,102)(C) - 100.1%	$ 31,474,772
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(19,708)
	TOTAL NET ASSETS - 100.0%	$ 31,455,064

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,726,165 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,031,009
	Unrealized depreciation:	(1,282,402)
	Net unrealized appreciation	$ 748,607

Timothy Plan Strategic Growth Portfolio Variable Series
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Portfolio's investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 30,461,041	$ -	$ -	$ 30,461,041
Money Market Fund	1,013,731	-	-	1,013,731
Total	$ 31,474,772	$ -	$ -	$ 31,474,772

There were no significant transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 5/28/15